FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Mortgage loans on real estate	$ 5,353,481	$ 4,892,829
Policy loans	879,819	793,448
Liabilities:
Stable value product account balances	2,769,510	3,076,233
Annuity account balances	10,946,848	10,591,605
Debt:
Non-recourse funding obligations	407,800	532,400
Carrying Amounts
Assets:
Mortgage loans on real estate	5,353,481	4,892,829
Policy loans	879,819	793,448
Liabilities:
Stable value product account balances	2,769,510	3,076,233
Annuity account balances	10,946,848	10,591,605
Mortgage loan backed certificates	19,755	61,678
Debt:
Bank borrowings	170,000	142,000
Senior and Medium-Term Notes	1,350,000	1,359,852
Subordinated debt securities	524,743	524,743
Non-recourse funding obligations	407,800	532,400
Fair Values
Assets:
Mortgage loans on real estate	6,251,902	5,336,732
Policy loans	879,819	793,448
Liabilities:
Stable value product account balances	2,855,614	3,163,902
Annuity account balances	10,767,892	10,451,526
Mortgage loan backed certificates	19,893	63,127
Debt:
Bank borrowings	170,000	142,000
Senior and Medium-Term Notes	1,494,346	1,455,641
Subordinated debt securities	525,483	517,383
Non-recourse funding obligations	$ 217,529	$ 389,534